UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

January 31, 2013

1.813060.108

SPU-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 4.4%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 4.4%
U.S. Treasury Notes
2/15/13 to 2/15/14	0.17 to 0.24%	$ 392,000,000	$ 394,214,536
Government Agency Debt - 31.1%

Federal Agencies - 31.1%
Fannie Mae
2/26/13 to 9/11/14	0.19 to 0.22 (b)	290,803,000	292,146,645
2/27/14	0.20	69,391,000	70,166,834
Federal Farm Credit Bank
1/13/15	0.20 (b)	30,000,000	29,988,301
8/20/13 to 1/12/15	0.13 to 0.35 (b)	151,000,000	150,986,665
Federal Home Loan Bank
2/6/13 to 6/25/14	0.15 to 0.28 (b)	1,731,880,000	1,734,509,209
Freddie Mac
4/15/13 to 11/27/13	0.15 to 0.23 (b)	476,355,000	477,934,598
TOTAL GOVERNMENT AGENCY DEBT			2,755,732,252
Government Agency Repurchase Agreement - 56.7%
	Maturity Amount
In a joint trading account at 0.17% dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations) #	$ 3,346,714,122	3,346,698,000
With:
BNP Paribas Securities Corp. at:
0.16%, dated 1/25/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $49,981,555, 3.08% - 5%, 5/1/18 - 12/1/40)	49,006,751	49,000,000
0.17%, dated 1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $30,601,445, 2.12% - 4.95%, 10/1/35 - 5/1/42)	30,007,933	30,000,000
0.18%, dated:
1/16/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $72,425,794, 3.39% - 5.72%, 6/1/23 - 4/1/41)	71,021,655	71,000,000
1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $30,601,530, 2.54% - 4.48%, 12/1/35 - 5/1/42)	30,013,500	30,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
BNP Paribas Securities Corp. at:
0.2%, dated 1/2/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $34,685,781, 2.4% - 3.33%, 5/1/37 - 6/1/42)	$ 34,005,667	$ 34,000,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 1/11/13 due 4/11/13 (Collateralized by U.S. Government Obligations valued at $53,049,382, 3.5%, 12/20/42)	52,027,300	52,000,000
0.24%, dated:
12/10/12 due 4/9/13 (Collateralized by U.S. Government Obligations valued at $93,872,547, 4.5% - 5%, 4/20/41 - 7/20/41)	92,073,600	92,000,000
1/4/13 due 4/4/13 (Collateralized by U.S. Government Obligations valued at $144,867,368, 5%, 4/20/41)	142,083,425	142,000,000
0.25%, dated 11/21/12 due 2/20/13 (Collateralized by U.S. Government Obligations valued at $153,076,103, 4.5% - 5%, 9/15/40 - 4/20/41)	150,094,792	150,000,000
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $21,643,846, 1.75% - 4%, 12/15/40 - 9/25/41)	21,005,950	21,000,000
0.23%, dated:
12/3/12 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $11,225,052, 2.08% - 5%, 8/1/27 - 9/1/42)	11,004,217	11,000,000
12/7/12 due 2/5/13 (Collateralized by U.S. Government Obligations valued at $2,043,827, 2.5% - 5.55%, 2/15/17 - 12/1/41)	2,000,767	2,000,000
0.24%, dated 12/21/12 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $12,351,778, 2.5% - 5%, 8/20/32 - 1/1/42)	12,004,800	12,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.18%, dated 1/15/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $287,664,450, 2.5% - 4.5%, 5/1/27 - 1/1/43)	282,078,960	282,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.21%, dated 1/28/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $29,587,500, 2.5% - 4%, 10/1/27 - 3/1/42)	29,005,075	29,000,000
0.22%, dated 1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $98,946,046, 2.5% - 3.5%, 10/1/27 - 8/1/42)	97,017,783	97,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.23%, dated:
1/9/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $28,578,408, 3.5% - 5%, 7/1/40 - 3/1/42)	$ 28,005,367	$ 28,000,000
1/14/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $57,128,326, 2.5% - 4%, 11/1/26 - 3/1/42)	56,010,733	56,000,000
0.26%, dated:
1/3/13 due 2/4/13 (Collateralized by U.S. Government Obligations valued at $84,677,732, 2.5% - 5.5%, 10/1/27 - 11/1/42)	83,019,182	83,000,000
1/7/13 due 2/6/13 (Collateralized by U.S. Government Obligations valued at $11,223,034, 2.5% - 5.75%, 11/1/26 - 3/1/42)	11,002,383	11,000,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $40,831,306, 0.16% - 5%, 3/21/13 - 11/1/42)	40,037,378	40,000,000
Morgan Stanley & Co., Inc. at 0.15%, dated 1/25/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $292,748,538, 0.5% - 6.5%, 11/20/15 - 10/1/42)	287,008,371	287,000,000
RBC Capital Markets Corp. at:
0.16%, dated 1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $27,541,224, 0.25% - 5%, 9/15/13 - 1/1/43)	27,003,600	27,000,000
0.17%, dated 1/16/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $56,104,239, 0.25% - 5%, 9/15/13 - 7/1/42)	55,007,792	55,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		5,037,698,000
Treasury Repurchase Agreement - 7.4%
	Maturity Amount	Value
With Commerz Markets LLC at 0.15%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations valued at $669,124,814, 0.13% - 2.13%, 3/31/13 - 12/31/15)	$ 656,002,733	$ 656,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $8,843,644,788)		8,843,644,788
NET OTHER ASSETS (LIABILITIES) - 0.4%		37,028,507
NET ASSETS - 100%		$ 8,880,673,295
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,346,698,000 due 2/01/13 at 0.17%
Bank of America NA	$ 357,153,254
Barclays Capital, Inc.	294,294,282
J.P. Morgan Securities, Inc.	31,429,486
Mizuho Securities USA, Inc.	2,463,815,155
UBS Securities LLC	142,861,302
Wells Fargo Securities LLC	57,144,521
$ 3,346,698,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $8,843,644,788.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

January 31, 2013

1.813057.108

TMM-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 100.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 100.0%
U.S. Treasury Bills
2/7/13 to 5/23/13	0.04 to 0.15%	$ 5,105,988	$ 5,105,322
U.S. Treasury Notes
2/15/13 to 8/31/13	0.06 to 0.20	708,000	710,324
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,815,646)	5,815,646
NET OTHER ASSETS (LIABILITIES) - 0.0%	765
NET ASSETS - 100%	$ 5,816,411
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $5,815,646,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

January 31, 2013

1.813021.108

SPM-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.4%
Branch Banking & Trust Co.
3/28/13 to 4/30/13	0.32 to 0.36%	$ 18,000	$ 18,000
Citibank NA
4/3/13 to 4/17/13	0.29 to 0.30	57,000	57,000
State Street Bank & Trust Co., Boston
3/7/13 to 6/7/13	0.23 to 0.28	28,000	28,000
			103,000
London Branch, Eurodollar, Foreign Banks - 4.6%
Australia & New Zealand Banking Group Ltd.
4/22/13	0.25	11,000	11,000
Commonwealth Bank of Australia
3/14/13	0.24	3,000	3,000
DNB Bank ASA
5/10/13 to 5/13/13	0.26	10,000	10,000
HSBC Bank PLC
4/12/13	0.30	6,000	6,000
National Australia Bank Ltd.
4/12/13 to 6/3/13	0.25 to 0.27 (c)	107,000	107,000
			137,000
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Bank of Montreal Chicago CD Program
2/13/13 to 9/6/13	0.20 to 0.40 (c)	87,000	87,000
Bank of Nova Scotia
4/11/13 to 10/11/13	0.24 to 0.54 (c)	93,000	92,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/11/13 to 3/26/13	0.27 to 0.50	119,000	119,000
Canadian Imperial Bank of Commerce
7/3/13 to 9/17/13	0.29 to 0.39 (c)	65,000	65,000
Credit Suisse
2/19/13 to 5/1/13	0.27 (c)	37,000	37,000
DnB NOR Bank ASA
2/12/13	0.25	5,000	5,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/13 to 5/2/13	0.40 to 0.55	35,000	35,000
Mizuho Corporate Bank Ltd.
2/4/13 to 5/29/13	0.30 to 0.32	97,000	97,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
2/7/13	0.20%	$ 3,000	$ 3,000
National Bank of Canada
2/4/13 to 7/19/13	0.33 to 0.41 (c)	45,000	44,986
Nordea Bank Finland PLC
2/20/13 to 5/14/13	0.25 to 0.28	49,000	49,000
Royal Bank of Canada
8/30/13	0.69 (c)	56,000	56,000
Skandinaviska Enskilda Banken
2/6/13	0.26	16,000	16,000
Sumitomo Mitsui Banking Corp.
2/13/13 to 5/9/13	0.34 to 0.44 (c)	148,019	148,021
Sumitomo Trust & Banking Co. Ltd.
2/5/13 to 6/5/13	0.30	86,000	86,000
Toronto-Dominion Bank
2/4/13 to 9/13/13	0.24 to 0.32 (c)	54,000	54,000
UBS AG
5/7/13	0.31 (c)	14,000	14,000
			1,009,006
TOTAL CERTIFICATE OF DEPOSIT			1,249,006
Financial Company Commercial Paper - 20.1%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/9/13 to 4/30/13	0.28 to 0.30	8,000	7,995
Barclays U.S. Funding Corp.
4/9/13	0.25	30,000	29,986
BAT International Finance PLC
2/5/13	0.30	2,000	2,000
BNP Paribas Finance, Inc.
3/28/13	0.31	32,000	31,985
Commerzbank U.S. Finance, Inc.
3/5/13	0.30	21,000	20,994
Commonwealth Bank of Australia
2/25/13 to 6/3/13	0.23 to 0.26 (c)	34,000	33,998
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse
6/3/13	0.26%	$ 16,000	$ 15,986
DNB Bank ASA
2/1/13 to 3/25/13	0.25 to 0.26	30,000	29,994
General Electric Capital Corp.
4/19/13 to 4/30/13	0.25	25,000	24,986
JPMorgan Chase & Co.
4/26/13	0.29 (c)	41,000	41,000
Lloyds TSB Bank PLC
2/4/13 to 2/7/13	0.17	52,000	51,999
Nationwide Building Society
3/4/13 to 3/7/13	0.30	5,000	4,999
Nordea North America, Inc.
4/4/13	0.25	14,000	13,994
PNC Bank NA
2/15/13	0.39	7,000	6,999
Skandinaviska Enskilda Banken AB
2/1/13 to 3/6/13	0.26 to 0.28	21,000	20,998
Societe Generale North America, Inc.
2/1/13 to 3/4/13	0.29 to 0.35	100,000	99,988
Svenska Handelsbanken, Inc.
2/1/13 to 5/20/13	0.24 to 0.28	52,000	51,981
Swedbank AB
5/24/13 to 6/7/13	0.26 to 0.27	19,000	18,983
Toronto Dominion Holdings (USA)
5/16/13	0.27	7,000	6,995
Toyota Motor Credit Corp.
3/1/13 to 3/8/13	0.31 to 0.32	8,000	7,998
UBS Finance, Inc.
4/12/13 to 4/25/13	0.39 to 0.45	32,000	31,972
Westpac Banking Corp.
5/29/13 to 7/8/13	0.25 to 0.28 (c)	50,000	50,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			605,830
Asset Backed Commercial Paper - 2.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Ciesco LP (Citibank NA Guaranteed)
2/22/13	0.33%	$ 4,000	$ 3,999
4/25/13	0.34	1,000	999
Govco, Inc. (Liquidity Facility Citibank NA)
2/1/13	0.35	4,000	4,000
2/11/13	0.33	3,000	3,000
2/15/13	0.33	1,000	1,000
2/20/13	0.33	3,000	2,999
2/5/13	0.35	1,000	1,000
2/5/13	0.30	3,000	3,000
3/1/13	0.33	6,000	5,998
3/4/13	0.33	1,000	1,000
3/5/13	0.33	1,000	1,000
3/6/13	0.33	3,000	2,999
4/22/13	0.31	2,000	1,999
5/2/13	0.34	32,000	31,973
TOTAL ASSET BACKED COMMERCIAL PAPER			64,966
Other Commercial Paper - 1.4%

Devon Energy Corp.
3/4/13	0.40 (c)	17,000	17,000
MidAmerican Energy Holdings, Co.
2/6/13	0.36	2,000	2,000
Northeast Utilities
2/1/13	0.35	1,000	1,000
Sempra Global
2/27/13	0.35	1,000	1,000
Verizon Communications, Inc.
3/18/13	0.41 (c)	12,000	12,000
Viacom, Inc.
2/4/13 to 2/8/13	0.34 to 0.40	3,000	3,000
Xerox Corp.
2/14/13 to 2/25/13	0.75 to 0.76	7,000	6,997
TOTAL OTHER COMMERCIAL PAPER			42,997
Treasury Debt - 9.7%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bills
4/18/13 to 8/22/13	0.15 to 0.20%	$ 74,200	$ 74,167
U.S. Treasury Notes
3/15/13 to 12/15/13	0.16 to 0.24	216,000	217,091
TOTAL TREASURY DEBT			291,258
Other Note - 3.7%

Medium-Term Notes - 3.7%
Dominion Resources, Inc.
3/18/13	0.40 (b)(c)	8,000	8,000
Royal Bank of Canada
8/30/13 to 9/13/13	0.41 to 0.69 (b)(c)	105,300	105,300
TOTAL OTHER NOTE			113,300
Variable Rate Demand Note - 0.4%

Delaware - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/7/13	0.20 (c)	11,700	11,700
Government Agency Debt - 2.8%

Federal Agencies - 2.8%
Fannie Mae
2/22/13 to 9/11/14	0.19 to 0.20 (c)	22,000	21,995
Federal Home Loan Bank
2/6/13 to 6/25/14	0.17 to 0.22 (c)	62,000	61,993
TOTAL GOVERNMENT AGENCY DEBT			83,988
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
5/1/13	0.48 (c)(f)	5,000	5,000
Other Municipal Debt - 0.5%
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.45% tender 3/6/13, CP mode (d)	$ 14,100	$ 14,100
Government Agency Repurchase Agreement - 4.8%
	Maturity Amount (000s)
In a joint trading account at 0.17% dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations) #	$ 405	405
With:
ING Financial Markets LLC at:
0.17%, dated 1/24/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $7,213,755, 1.75% - 4%, 4/15/41 - 12/15/41)	7,002	7,000
0.23%, dated:
12/3/12 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $5,153,499, 0.45% - 5%, 3/25/37 - 6/1/42)	5,002	5,000
12/7/12 due 2/5/13 (Collateralized by U.S. Government Obligations valued at $1,021,933, 2.5% - 5.55%, 2/15/17 - 1/1/42)	1,000	1,000
0.24%, dated 12/21/12 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $5,144,132, 2.5% - 4%, 12/20/38 - 1/1/42)	5,002	5,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.21%, dated 1/28/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $10,202,586, 2.5% - 4%, 10/1/27 - 3/1/42)	10,002	10,000
0.22%, dated 1/22/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $34,682,120, 2.5% - 5%, 11/1/27 - 3/1/42)	34,006	34,000
0.23%, dated:
1/9/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $10,206,575, 3.5% - 5%, 7/1/40 - 3/1/42)	10,002	10,000
1/14/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $20,405,052, 2.5% - 4%, 9/1/25 - 8/1/42)	20,004	20,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (USA), Inc. at:
0.26%, dated:
1/3/13 due 2/4/13 (Collateralized by U.S. Government Obligations valued at $30,606,410, 2.5% - 5.75%, 11/1/27 - 4/1/42)	$ 30,007	$ 30,000
1/7/13 due 2/6/13 (Collateralized by U.S. Government Obligations valued at $4,080,737, 2.5% - 5.75%, 11/1/26 - 3/1/42)	4,001	4,000
Mizuho Securities USA, Inc. at 0.29%, dated 10/29/12 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $20,415,648, 0.16% - 7%, 6/17/13 - 11/1/42)	20,019	20,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		146,405
Treasury Repurchase Agreement - 1.2%

With Commerz Markets LLC at 0.15%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations valued at $35,700,774, 3% - 4.63%, 8/31/16 - 11/15/16)	35,000	35,000
Other Repurchase Agreement - 12.5%

Other Repurchase Agreement - 12.5%
With:
BNP Paribas Securities Corp. at:
0.33%, dated 1/7/13 due 2/7/13 (Collateralized by Corporate Obligations valued at $4,200,963, 1.6% - 4.88%, 5/23/13 - 5/17/42)	4,001	4,000
0.41%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $101,699,705, 0% - 6.5%, 2/15/27 - 12/20/42)	99,001	99,000
0.5%, dated 1/28/13 due 2/7/13 (Collateralized by Corporate Obligations valued at $1,080,061, 7.75%, 9/15/18)	1,000	1,000
Citigroup Global Markets, Inc. at 0.56%, dated 1/31/13 due 2/1/13 (Collateralized by U.S. Treasury Obligations valued at $2,040,051, 0.75%, 10/31/17)	2,000	2,000
Credit Suisse Securities (USA) LLC at:
0.27%, dated 1/25/13 due 2/1/13 (Collateralized by U.S. Government Obligations valued at $5,151,861, 1.83%, 12/16/52)	5,000	5,000
0.31%, dated 1/25/13 due 2/1/13 (Collateralized by Equity Securities valued at $6,480,576)	6,000	6,000
0.48%, dated 1/15/13 due 4/18/13 (Collateralized by Equity Securities valued at $9,722,496)	9,011	9,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.72%, dated 10/30/12 due 2/1/13 (Collateralized by Corporate Obligations valued at $2,164,267, 3.25%, 8/15/37)	$ 2,004	$ 2,000
0.74%, dated:
1/2/13 due 4/2/13 (Collateralized by Corporate Obligations valued at $3,244,384, 0.71% - 5.13%, 6/17/19 - 11/3/44)	3,006	3,000
1/7/13 due 4/8/13 (Collateralized by Mortgage Loan Obligations valued at $5,402,668, 0.35% - 5.57%, 11/20/35 - 9/25/47)	5,009	5,000
1/14/13 due 4/15/13 (Collateralized by Mortgage Loan Obligations valued at $5,402,931, 0.39% - 5.4%, 2/15/29 - 11/25/46)	5,009	5,000
1/17/13 due 4/19/13 (Collateralized by Corporate Obligations valued at $8,644,116, 0.35% - 6.93%, 1/15/19 - 1/25/47)	8,015	8,000
1/23/13 due 4/23/13 (Collateralized by Mortgage Loan Obligations valued at $4,320,722, 0.36% - 5.34%, 6/15/25 - 1/19/38)	4,007	4,000
0.77%, dated 11/19/12 due 2/19/13 (Collateralized by Mortgage Loan Obligations valued at $3,245,059, 0.3% - 3.74%, 12/25/31 - 11/3/44)	3,006	3,000
0.78%, dated 11/6/12 due 2/4/13 (Collateralized by Mortgage Loan Obligations valued at $3,246,038, 0.33% - 5.57%, 12/16/19 - 7/25/47)	3,006	3,000
Deutsche Bank Securities, Inc. at:
0.33%, dated 1/30/13 due 2/6/13 (Collateralized by Equity Securities valued at $3,240,065)	3,000	3,000
0.34%, dated 1/28/13 due 2/4/13 (Collateralized by Equity Securities valued at $3,240,139)	3,000	3,000
HSBC Securities, Inc. at 0.31%, dated 1/31/13 due 2/1/13 (Collateralized by Corporate Obligations valued at $15,750,078, 1.5% - 9.95%, 11/1/15 - 11/10/38)	15,000	15,000
J.P. Morgan Clearing Corp. at:
0.52%, dated 1/17/13 due 5/17/13 (Collateralized by Equity Securities valued at $4,348,791)	4,007	4,000
0.65%, dated 1/11/13 due 5/10/13 (Collateralized by Corporate Obligations valued at $7,611,699, 1.25% - 2.25%, 6/15/13 - 12/15/36)	7,015	7,000
0.66%, dated 12/12/12 due 4/11/13 (Collateralized by Corporate Obligations valued at $7,616,441, 2.63% - 3.5%, 6/1/15 - 9/15/15)	7,015	7,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.69%, dated 10/22/12 due 2/19/13 (Collateralized by Corporate Obligations valued at $7,624,313, 1.63%, 11/15/26)	$ 7,016	$ 7,000
0.71%, dated 10/19/12 due 4/17/13 (Collateralized by Equity Securities valued at $7,624,481)	7,025	7,000
0.73%, dated 10/22/12 due 3/21/13 (Collateralized by Corporate Obligations valued at $7,625,334, 1.63%, 11/15/26)	7,021	7,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 1/30/13 due 2/6/13 (Collateralized by U.S. Government Obligations valued at $39,140,575, 6% - 6.45%, 12/25/39 - 10/25/42)	38,002	38,000
0.35%, dated 1/25/13 due 2/1/13 (Collateralized by Corporate Obligations valued at $4,204,170, 6%, 10/15/39)	4,000	4,000
0.46%, dated 1/14/13 due 2/7/13 (Collateralized by Mortgage Loan Obligations valued at $5,403,223, 5.8%, 5/15/46)	5,002	5,000
0.65%, dated 1/25/13 due 2/1/13 (Collateralized by Mortgage Loan Obligations valued at $1,080,436, 5.41%, 11/15/38)	1,000	1,000
0.73%, dated 12/17/12 due 3/18/13 (Collateralized by Mortgage Loan Obligations valued at $5,406,713, 5.38%, 12/10/46)	5,009	5,000
0.92%, dated 9/21/12 due 3/20/13 (Collateralized by Mortgage Loan Obligations valued at $5,421,980, 5.38% - 5.8%, 5/15/46 - 12/10/46)	5,023	5,000
Merrill Lynch, Pierce, Fenner & Smith at 0.71%, dated 1/29/13 due 2/5/13 (Collateralized by Mortgage Loan Obligations valued at $18,360,208, 0.56% - 6.47%, 3/28/13 - 10/6/41) (c)(e)	17,002	17,000
Mizuho Securities USA, Inc. at:
0.37%, dated:
1/17/13 due 2/1/13 (Collateralized by Equity Securities valued at $5,405,860)	5,001	5,000
1/24/13 due 2/6/13 (Collateralized by Equity Securities valued at $4,320,361)	4,001	4,000
1/31/13 due 2/7/13:
(Collateralized by Equity Securities valued at $2,160,108)	2,000	2,000
(Collateralized by Equity Securities valued at $2,160,108)	2,000	2,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.4%, dated 1/25/13 due 2/7/13 (Collateralized by Equity Securities valued at $5,400,473)	$ 5,002	$ 5,000
0.53%, dated 1/29/13 due 2/7/13 (Collateralized by U.S. Government Obligations valued at $2,059,929, 0.75% - 4.19%, 9/15/13 - 10/15/40)	2,001	2,000
0.82%, dated 1/3/13 due 3/4/13 (Collateralized by Corporate Obligations valued at $2,516,904, 1.7%, 10/1/37)	2,003	2,000
0.95%, dated:
11/1/12 due 2/8/13 (Collateralized by Corporate Obligations valued at $2,202,955, 3% - 10%, 9/17/18 - 8/12/45)	2,005	2,000
11/26/12 due 2/22/13 (Collateralized by Mortgage Loan Obligations valued at $2,137,995, 0.5% - 6.4%, 9/15/13 - 1/25/42)	2,005	2,000
11/30/12 due 3/1/13 (Collateralized by U.S. Government Obligations valued at $2,089,607, 0.66% - 6%, 1/15/14 - 12/25/46)	2,005	2,000
1/22/13 due 2/8/13 (Collateralized by Corporate Obligations valued at $2,164,851, 1.7%, 10/1/37)	2,001	2,000
RBS Securities, Inc. at:
0.85%, dated:
1/16/13 due 2/15/13 (Collateralized by U.S. Government Obligations valued at $4,121,864, 5.46% - 6.29%, 4/20/40 - 5/20/40)	4,003	4,000
1/18/13 due 2/19/13 (Collateralized by U.S. Government Obligations valued at $6,182,097, 5.85% - 6.85%, 12/25/33 - 5/20/42)	6,005	6,000
1.1%, dated 12/10/12 due 3/7/13 (Collateralized by U.S. Government Obligations valued at $14,443,105, 5.74% - 6.1%, 10/25/37 - 11/16/41)	14,077	14,000
Royal Bank of Scotland PLC at 0.85%, dated 1/7/13 due 2/6/13 (Collateralized by Corporate Obligations valued at $4,323,133, 0.37% - 0.95%, 7/25/34 - 5/25/36)	4,003	4,000
UBS Securities LLC at 0.5%, dated:
11/19/12 due 2/7/13 (Collateralized by Corporate Obligations valued at $2,144,951, 0.63% - 7.13%, 5/1/13 - 12/15/35)	2,003	2,000
1/9/13 due 2/7/13 (Collateralized by Corporate Obligations valued at $4,461,018, 1.88%, 9/15/32)	4,005	4,000
1/16/13 due 2/7/13 (Collateralized by Corporate Obligations valued at $3,310,626, 2.5% - 3.25%, 11/15/21 - 12/15/27)	3,004	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.5%, dated 12/18/12 due 2/15/13 (Collateralized by Commercial Paper Obligations valued at $1,034,567, 3/20/13 - 5/23/13)	$ 1,001	$ 1,000
0.55%, dated:
11/20/12 due:
2/19/13 (Collateralized by Corporate Obligations valued at $4,174,422, 1.59% - 8.13%, 2/28/13 - 12/1/42)	4,006	4,000
2/20/13 (Collateralized by Corporate Obligations valued at $4,179,531, 1.25% - 8.5%, 2/28/13 - 5/15/40)	4,006	4,000
12/18/12 due:
3/19/13 (Collateralized by Corporate Obligations valued at $1,049,880, 2.8% - 6.3%, 3/20/13 - 12/15/42)	1,001	1,000
3/20/13 (Collateralized by Corporate Obligations valued at $2,101,247, 2.38% - 6.63%, 2/28/13 - 5/15/40)	2,003	2,000
3/21/13 (Collateralized by Corporate Obligations valued at $4,183,480, 2.38% - 6.63%, 3/20/13 - 12/15/42)	4,006	4,000
TOTAL OTHER REPURCHASE AGREEMENT		377,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,040,550)		3,040,550
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(28,206)
NET ASSETS - 100%		$ 3,012,344
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,300,000 or 3.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.48%, 5/1/13	7/18/12	$ 5,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$405,000 due 2/01/13 at 0.17%
Bank of America NA	$ 43
Barclays Capital, Inc.	36
J.P. Morgan Securities, Inc.	4
Mizuho Securities USA, Inc.	298
UBS Securities LLC	17
Wells Fargo Securities LLC	7
$ 405
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At January 31, 2013, the cost of investment securities for income tax purposes was $3,040,550,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013